4. NOTES PAYABLE (Details Narrative) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Notes Payable Details Narrative
Gold Exploration LLC (a) Principal and Interest Payable	$ 66,941	$ 65,346	$ 59,022
Venture Capital International (b) Principal and Interest Payable	14,083	13,932	13,332
Venture Capital International (c) Principal and Interest Payable	19,862	19,648	18,798
Advantage Systems Enterprises Limited (d) Principal and Interest Payable	19,764	19,550	18,700
Advantage Systems Enterprises Limited (e) Principal and Interest Payable	11,574	11,448	10,948
Venture Capital International (f) Principal and Interest Payable	11,479	11,353	10,853
Venture Capital International (g) Principal and Interest Payable	8,024	7,936	7,586
Advantage Systems Enterprises Limited (h) Principal and Interest Payable	28,637	28,322	27,072
Venture Capital International (i) Principal and Interest Payable	5,713	5,650	5,400
Strategic Relations Consulting, Inc. (j) Principal and Interest Payable	16,878	16,689	15,939
Summit Technology Corporation, Inc. (k) Principal and Interest Payable	2,336	2,311	7,211
Gold Exploration LLC (l) Principal and Interest Payable	111,574	108,640	97,000
Freedom Boat, LLC (m) prepaid interest	250,000	7,500
Dr. Linh Nguyen (o)Principal and Interest Payable		26,377	25,127
Charles Chapman (p) prepaid interest	$ 78,230	$ 7,700